Securities sold under repurchase agreements	12 Months Ended
Dec. 31, 2021
Securities sold under repurchase agreements
Securities sold under repurchase agreements
20.    Securities sold under repurchase agreements
As of December 31, 2021, and 2020, the Bank had financing transactions under repurchase agreements for $427.5 million and $10.7 million, respectively.
During the years ended December 31, 2021, 2020 and 2019, interest expense relating to financing transactions under repurchase agreements totaled $956 thousand, $432 thousand and $1.1 million, respectively. These expenses are included as interest expense – borrowings and debt in the consolidated statement of profit or loss.